UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	12/31/2016

Item 1. Schedule of Investments

Prudential QMA Stock Index Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.2%
Aerospace & Defense — 2.1%
Arconic, Inc.	22,681	$420,506
Boeing Co. (The)	31,084	4,839,157
General Dynamics Corp.	15,512	2,678,302
L-3 Communications Holdings, Inc.*	4,200	638,862
Lockheed Martin Corp.	13,856	3,463,168
Northrop Grumman Corp.	9,748	2,267,190
Raytheon Co.	15,944	2,264,048
Rockwell Collins, Inc.	6,963	645,888
Textron, Inc.	14,134	686,347
TransDigm Group, Inc.	2,800	697,088
United Technologies Corp.	41,740	4,575,539

		23,176,095

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	7,700	564,102
Expeditors International of Washington, Inc.	9,800	519,008
FedEx Corp.	13,416	2,498,059
United Parcel Service, Inc. (Class B Stock)	37,400	4,287,536

		7,868,705

Airlines — 0.6%
Alaska Air Group, Inc.	6,900	612,237
American Airlines Group, Inc.	27,900	1,302,651
Delta Air Lines, Inc.	39,200	1,928,248
Southwest Airlines Co.	32,774	1,633,456
United Continental Holdings, Inc.*	15,600	1,136,928

		6,613,520

Auto Components — 0.2%
BorgWarner, Inc.	10,700	422,008
Delphi Automotive PLC	14,700	990,045
Goodyear Tire & Rubber Co. (The)	13,771	425,111

		1,837,164

Automobiles — 0.5%
Ford Motor Co.	207,338	2,515,010
General Motors Co.	73,200	2,550,288
Harley-Davidson, Inc.	9,600	560,064

		5,625,362

Banks — 6.5%
Bank of America Corp.	548,695	12,126,159
BB&T Corp.	43,258	2,033,991
Citigroup, Inc.	154,715	9,194,712
Citizens Financial Group, Inc.	26,900	958,447
Comerica, Inc.	9,261	630,767
Fifth Third Bancorp	39,373	1,061,890
Huntington Bancshares, Inc.	55,429	732,771
JPMorgan Chase & Co.	194,293	16,765,543
KeyCorp.	55,835	1,020,105
M&T Bank Corp.	8,400	1,314,012
People’s United Financial, Inc.	15,000	290,400
PNC Financial Services Group, Inc. (The)	26,602	3,111,370
Regions Financial Corp.	66,774	958,875
SunTrust Banks, Inc.	26,283	1,441,623
U.S. Bancorp	85,895	4,412,426
Wells Fargo & Co.	245,416	13,524,876
Zions Bancorporation	11,100	477,744

		70,055,711

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)	9,360	420,451
Coca-Cola Co. (The)	208,164	8,630,480
Constellation Brands, Inc. (Class A Stock)	9,700	1,487,107
Dr. Pepper Snapple Group, Inc.	10,100	915,767
Molson Coors Brewing Co. (Class B Stock)	9,694	943,323
Monster Beverage Corp.*	21,150	937,791
PepsiCo, Inc.	77,951	8,156,013

		21,490,932

Biotechnology — 2.6%
AbbVie, Inc.	87,374	5,471,360
Alexion Pharmaceuticals, Inc.*	12,000	1,468,200
Amgen, Inc.	40,146	5,869,747
Biogen, Inc.*	11,770	3,337,736
Celgene Corp.*	42,100	4,873,075
Gilead Sciences, Inc.	71,000	5,084,310
Regeneron Pharmaceuticals, Inc.*	4,170	1,530,765
Vertex Pharmaceuticals, Inc.*	13,200	972,444

		28,607,637

Building Products — 0.3%
Allegion PLC	5,233	334,912
Fortune Brands Home & Security, Inc.	8,000	427,680
Johnson Controls International PLC	49,887	2,054,846
Masco Corp.	17,026	538,362

		3,355,800

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	3,000	435,900
Ameriprise Financial, Inc.	8,771	973,055
Bank of New York Mellon Corp. (The)	56,138	2,659,818
BlackRock, Inc.	6,620	2,519,175
Charles Schwab Corp. (The)	64,611	2,550,196
CME Group, Inc.	18,500	2,133,975
E*TRADE Financial Corp.*	13,520	468,468
Franklin Resources, Inc.	18,442	729,934
Goldman Sachs Group, Inc. (The)	20,200	4,836,890
Intercontinental Exchange, Inc.	31,740	1,790,771
Invesco Ltd.	21,100	640,174
Moody’s Corp.	8,976	846,168
Morgan Stanley	78,436	3,313,921
Nasdaq, Inc.	5,900	396,008
Northern Trust Corp.	11,762	1,047,406
S&P Global, Inc.	13,900	1,494,806
State Street Corp.	19,862	1,543,675
T. Rowe Price Group, Inc.	13,400	1,008,484

		29,388,824

Chemicals — 2.0%
Air Products & Chemicals, Inc.	11,732	1,687,296
Albemarle Corp.	6,000	516,480
CF Industries Holdings, Inc.	11,900	374,612
Dow Chemical Co. (The)	60,236	3,446,704
E.I. du Pont de Nemours & Co.	46,544	3,416,330
Eastman Chemical Co.	7,886	593,106
Ecolab, Inc.	14,282	1,674,136

FMC Corp.	7,000	395,920
International Flavors & Fragrances, Inc.	4,375	515,506
LyondellBasell Industries NV (Class A Stock)	18,000	1,544,040
Monsanto Co.	23,584	2,481,273
Mosaic Co. (The)	17,100	501,543
PPG Industries, Inc.	14,448	1,369,092
Praxair, Inc.	15,408	1,805,664
Sherwin-Williams Co. (The)	4,516	1,213,630

		21,535,332

Commercial Services & Supplies — 0.3%
Cintas Corp.	4,800	554,688
Pitney Bowes, Inc.	9,625	146,204
Republic Services, Inc.	12,475	711,698
Stericycle, Inc.*	4,600	354,384
Waste Management, Inc.	22,013	1,560,942

		3,327,916

Communications Equipment — 1.0%
Cisco Systems, Inc.	272,544	8,236,280
F5 Networks, Inc.*	3,500	506,520
Harris Corp.	6,900	707,043
Juniper Networks, Inc.	20,400	576,504
Motorola Solutions, Inc.	8,716	722,469

		10,748,816

Construction & Engineering — 0.1%
Fluor Corp.	6,974	366,274
Jacobs Engineering Group, Inc.*	6,700	381,900
Quanta Services, Inc.*	7,800	271,830

		1,020,004

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	3,500	775,355
Vulcan Materials Co.	7,300	913,595

		1,688,950

Consumer Finance — 0.8%
American Express Co.	41,559	3,078,691
Capital One Financial Corp.	25,666	2,239,102
Discover Financial Services	21,718	1,565,651
Navient Corp.	16,792	275,892
Synchrony Financial	42,865	1,554,713

		8,714,049

Containers & Packaging — 0.3%
Avery Dennison Corp.	4,768	334,809
Ball Corp.	9,064	680,435
International Paper Co.	21,584	1,145,247
Sealed Air Corp.	10,536	477,702
WestRock Co.	13,633	692,147

		3,330,340

Distributors — 0.1%
Genuine Parts Co.	8,199	783,332
LKQ Corp.*	16,400	502,660

		1,285,992

Diversified Consumer Services
H&R Block, Inc.	10,120	232,659

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	102,600	16,721,748
Leucadia National Corp.	15,900	369,675

		17,091,423

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	332,493	14,140,927
CenturyLink, Inc.	28,208	670,786
Frontier Communications Corp.(a)	55,060	186,103
Level 3 Communications, Inc.*	15,500	873,580
Verizon Communications, Inc.	221,333	11,814,756

		27,686,152

Electric Utilities — 1.9%
Alliant Energy Corp.	11,100	420,579
American Electric Power Co., Inc.	26,391	1,661,577
Duke Energy Corp.	37,039	2,874,967
Edison International	17,362	1,249,890
Entergy Corp.	9,615	706,414
Eversource Energy	17,300	955,479
Exelon Corp.	48,912	1,735,887
FirstEnergy Corp.	22,077	683,725
NextEra Energy, Inc.	25,272	3,018,993
PG&E Corp.	27,053	1,644,011
Pinnacle West Capital Corp.	5,700	444,771
PPL Corp.	35,652	1,213,951
Southern Co. (The)	51,915	2,553,699
Xcel Energy, Inc.	27,183	1,106,348

		20,270,291

Electrical Equipment — 0.5%
Acuity Brands, Inc.	2,400	554,064
AMETEK, Inc.	12,400	602,640
Eaton Corp. PLC	24,393	1,636,526
Emerson Electric Co.	34,050	1,898,288
Rockwell Automation, Inc.	6,863	922,387

		5,613,905

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	16,500	1,108,800
Corning, Inc.	51,597	1,252,259
FLIR Systems, Inc.	6,300	227,997
TE Connectivity Ltd.	19,400	1,344,032

		3,933,088

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	23,145	1,503,731
FMC Technologies, Inc.*	11,300	401,489
Halliburton Co.	46,522	2,516,375
Helmerich & Payne, Inc.	6,100	472,140
National Oilwell Varco, Inc.	19,900	745,056
Schlumberger Ltd.	74,372	6,243,529
Transocean Ltd.*(a)	18,800	277,112

		12,159,432

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	23,100	2,441,208
Apartment Investment & Management Co. (Class A Stock)	8,180	371,781

AvalonBay Communities, Inc.	7,311	1,295,144
Boston Properties, Inc.	8,400	1,056,552
Crown Castle International Corp.	19,800	1,718,046
Digital Realty Trust, Inc.	8,400	825,384
Equinix, Inc.	3,886	1,388,895
Equity Residential	19,600	1,261,456
Essex Property Trust, Inc.	3,700	860,250
Extra Space Storage, Inc.	6,600	509,784
Federal Realty Investment Trust	3,800	540,018
General Growth Properties, Inc.	30,300	756,894
HCP, Inc.	25,000	743,000
Host Hotels & Resorts, Inc.	39,036	735,438
Iron Mountain, Inc.	12,105	393,170
Kimco Realty Corp.	21,900	551,004
Macerich Co. (The)	6,700	474,628
Mid-America Apartment Communities, Inc.	6,200	607,104
Prologis, Inc.	28,637	1,511,747
Public Storage	8,200	1,832,700
Realty Income Corp.	13,600	781,728
Simon Property Group, Inc.	16,989	3,018,436
SL Green Realty Corp.	5,400	580,770
UDR, Inc.	13,700	499,776
Ventas, Inc.	18,933	1,183,691
Vornado Realty Trust	9,384	979,408
Welltower, Inc.	19,800	1,325,214
Weyerhaeuser Co.	39,639	1,192,738

		29,435,964

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	23,608	3,779,877
CVS Health Corp.	57,399	4,529,355
Kroger Co. (The)	50,268	1,734,749
Sysco Corp.	27,480	1,521,568
Wal-Mart Stores, Inc.	81,826	5,655,813
Walgreens Boots Alliance, Inc.	45,778	3,788,587
Whole Foods Market, Inc.	16,300	501,388

		21,511,337

Food Products — 1.5%
Archer-Daniels-Midland Co.	31,159	1,422,408
Campbell Soup Co.	10,547	637,777
ConAgra Foods, Inc.	22,043	871,801
General Mills, Inc.	31,944	1,973,181
Hershey Co. (The)	7,416	767,037
Hormel Foods Corp.	13,700	476,897
J.M. Smucker Co. (The)	6,500	832,390
Kellogg Co.	13,670	1,007,616
Kraft Heinz Co. (The)	31,855	2,781,578
McCormick & Co., Inc.	6,100	569,313
Mead Johnson Nutrition Co.	10,065	712,199
Mondelez International, Inc. (Class A Stock)	82,066	3,637,986
Tyson Foods, Inc. (Class A Stock)	15,500	956,040

		16,646,223

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	78,974	3,033,391
Baxter International, Inc.	26,574	1,178,291
Becton, Dickinson and Co.	11,481	1,900,680
Boston Scientific Corp.*	72,472	1,567,569
C.R. Bard, Inc.	4,112	923,802

Cooper Cos., Inc. (The)	2,800	489,804
Danaher Corp.	33,300	2,592,072
DENTSPLY SIRONA, Inc.	12,500	721,625
Edwards Lifesciences Corp.*	11,600	1,086,920
Hologic, Inc.*	14,800	593,776
Intuitive Surgical, Inc.*	2,150	1,363,466
Medtronic PLC	74,615	5,314,827
St. Jude Medical, Inc.	15,664	1,256,096
Stryker Corp.	16,800	2,012,808
Varian Medical Systems, Inc.*	5,200	466,856
Zimmer Biomet Holdings, Inc.	10,711	1,105,375

		25,607,358

Health Care Providers & Services — 2.6%
Aetna, Inc.	18,944	2,349,245
AmerisourceBergen Corp.	9,200	719,348
Anthem, Inc.	14,200	2,041,534
Cardinal Health, Inc.	17,273	1,243,138
Centene Corp.*	9,100	514,241
Cigna Corp.	13,891	1,852,921
DaVita HealthCare Partners, Inc.*	8,400	539,280
Envision Healthcare Corp*	6,300	398,727
Express Scripts Holding Co.*	33,670	2,316,159
HCA Holdings, Inc.*	16,000	1,184,320
Henry Schein, Inc.*	4,400	667,524
Humana, Inc.	8,110	1,654,683
Laboratory Corp. of America Holdings*	5,600	718,928
McKesson Corp.	12,226	1,717,142
Patterson Cos., Inc.	4,400	180,532
Quest Diagnostics, Inc.	7,700	707,630
UnitedHealth Group, Inc.	51,748	8,281,750
Universal Health Services, Inc. (Class B Stock)	5,000	531,900

		27,619,002

Health Care Technology — 0.1%
Cerner Corp.*	15,800	748,446

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	23,400	1,218,204
Chipotle Mexican Grill, Inc.*(a)	1,640	618,805
Darden Restaurants, Inc.	6,853	498,350
Marriott International, Inc. (Class A Stock)	17,210	1,422,923
McDonald’s Corp.	44,930	5,468,879
Royal Caribbean Cruises Ltd.	9,100	746,564
Starbucks Corp.	78,100	4,336,112
Wyndham Worldwide Corp.	5,651	431,567
Wynn Resorts Ltd.	4,600	397,946
Yum! Brands, Inc.	18,464	1,169,325

		16,308,675

Household Durables — 0.5%
D.R. Horton, Inc.	17,600	481,008
Garmin Ltd.	6,200	300,638
Harman International Industries, Inc.	4,100	455,756
Leggett & Platt, Inc.	7,400	361,712
Lennar Corp. (Class A Stock)	9,800	420,714
Mohawk Industries, Inc.*	3,600	718,848
Newell Rubbermaid, Inc.	26,027	1,162,106

PulteGroup, Inc.	15,511	285,092
Whirlpool Corp.	4,085	742,530

		4,928,404

Household Products — 1.7%
Church & Dwight Co., Inc.	13,600	600,984
Clorox Co. (The)	6,932	831,979
Colgate-Palmolive Co.	47,860	3,131,958
Kimberly-Clark Corp.	19,416	2,215,754
Procter & Gamble Co. (The)	144,123	12,117,862

		18,898,537

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	34,800	404,376
NRG Energy, Inc.	14,800	181,448

		585,824

Industrial Conglomerates — 2.5%
3M Co.	32,198	5,749,597
General Electric Co.	478,207	15,111,341
Honeywell International, Inc.	40,915	4,740,003
Roper Technologies, Inc.	5,600	1,025,248

		26,626,189

Insurance — 2.7%
Aflac, Inc.	22,300	1,552,080
Allstate Corp. (The)	19,608	1,453,345
American International Group, Inc.	52,001	3,396,185
Aon PLC	14,489	1,615,958
Arthur J Gallagher & Co.	9,100	472,836
Assurant, Inc.	3,300	306,438
Chubb Ltd.	25,023	3,306,039
Cincinnati Financial Corp.	7,807	591,380
Hartford Financial Services Group, Inc. (The)	20,153	960,290
Lincoln National Corp.	12,051	798,620
Loews Corp.	14,917	698,563
Marsh & McLennan Cos., Inc.	27,540	1,861,429
MetLife, Inc.	59,000	3,179,510
Principal Financial Group, Inc.	14,100	815,826
Progressive Corp. (The)	31,416	1,115,268
Prudential Financial, Inc.(b)	23,800	2,476,628
Torchmark Corp.	5,633	415,490
Travelers Cos., Inc. (The)	15,411	1,886,615
Unum Group	12,626	554,660
Willis Towers Watson PLC	7,200	880,416
XL Group Ltd. (Ireland)	14,200	529,092

		28,866,668

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	21,300	15,972,231
Expedia, Inc.	6,400	724,992
Netflix, Inc.*	23,300	2,884,540
Priceline Group, Inc. (The)*	2,720	3,987,683
TripAdvisor, Inc.*	6,300	292,131

		23,861,577

Internet Software & Services — 4.1%
Akamai Technologies, Inc.*	9,700	646,796
Alphabet, Inc. (Class A Stock)*	16,080	12,742,596
Alphabet, Inc. (Class C Stock)*	16,152	12,466,437

eBay, Inc.*	54,800	1,627,012
Facebook, Inc. (Class A Stock)*	127,100	14,622,855
VeriSign, Inc.*(a)	5,100	387,957
Yahoo!, Inc.*	46,500	1,798,155

		44,291,808

IT Services — 3.5%
Accenture PLC (Class A Stock)	33,600	3,935,568
Alliance Data Systems Corp.	3,290	751,765
Automatic Data Processing, Inc.	24,478	2,515,849
Cognizant Technology Solutions Corp. (Class A Stock)*	32,900	1,843,387
CSRA, Inc.	7,251	230,872
Fidelity National Information Services, Inc.	17,600	1,331,264
Fiserv, Inc.*	11,800	1,254,104
Global Payments, Inc.	8,200	569,162
International Business Machines Corp.	46,434	7,707,580
MasterCard, Inc. (Class A Stock)	50,900	5,255,425
Paychex, Inc.	17,525	1,066,922
PayPal Holdings, Inc.*	60,100	2,372,147
Teradata Corp.*	6,800	184,756
Total System Services, Inc.	9,071	444,751
Visa, Inc. (Class A Stock)	100,120	7,811,362
Western Union Co. (The)	25,752	559,333
Xerox Corp.	45,100	393,723

		38,227,970

Leisure Products — 0.1%
Hasbro, Inc.	5,954	463,162
Mattel, Inc.	17,013	468,708

		931,870

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	17,398	792,653
Illumina, Inc.*	7,900	1,011,516
Mettler-Toledo International, Inc.*	1,500	627,840
PerkinElmer, Inc.	6,170	321,766
Thermo Fisher Scientific, Inc.	21,602	3,048,042
Waters Corp.*	4,500	604,755

		6,406,572

Machinery — 1.4%
Caterpillar, Inc.	31,356	2,907,955
Cummins, Inc.	8,516	1,163,882
Deere & Co.	15,680	1,615,667
Dover Corp.	8,462	634,058
Flowserve Corp.	6,900	331,545
Fortive Corp.	15,950	855,398
Illinois Tool Works, Inc.	17,336	2,122,967
Ingersoll-Rand PLC	13,800	1,035,552
PACCAR, Inc.	18,664	1,192,630
Parker-Hannifin Corp.	7,438	1,041,320
Pentair PLC (United Kingdom)	9,246	518,423
Snap-on, Inc.	3,242	555,257
Stanley Black & Decker, Inc.	8,288	950,551
Xylem, Inc.	9,300	460,536

		15,385,741

Media — 2.9%
CBS Corp. (Class B Stock)	21,976	1,398,113
Charter Communications, Inc. (Class A Stock)*	11,520	3,316,838

Comcast Corp. (Class A Stock)	128,885	8,899,509
Discovery Communications, Inc. (Class A Stock)*	7,400	202,834
Discovery Communications, Inc. (Class C Stock)*	11,000	294,580
Interpublic Group of Cos., Inc. (The)	19,288	451,532
News Corp. (Class A Stock)	19,975	228,913
News Corp. (Class B Stock)	2,700	31,860
Omnicom Group, Inc.	12,434	1,058,258
Scripps Networks Interactive, Inc. (Class A Stock)	5,200	371,124
TEGNA, Inc.	10,289	220,082
Time Warner, Inc.	41,674	4,022,791
Twenty-First Century Fox, Inc. (Class A Stock)	56,400	1,581,456
Twenty-First Century Fox, Inc. (Class B Stock)	25,000	681,250
Viacom, Inc. (Class B Stock)	18,276	641,488
Walt Disney Co. (The)	78,513	8,182,625

		31,583,253

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	64,692	853,288
Newmont Mining Corp.	28,597	974,300
Nucor Corp.	17,612	1,048,266

		2,875,854

Multiline Retail — 0.5%
Dollar General Corp.	14,000	1,036,980
Dollar Tree, Inc.*	12,542	967,992
Kohl’s Corp.	9,900	488,862
Macy’s, Inc.	16,582	593,801
Nordstrom, Inc.(a)	6,400	306,752
Target Corp.	30,782	2,223,384

		5,617,771

Multi-Utilities — 1.0%
Ameren Corp.	12,469	654,124
CenterPoint Energy, Inc.	22,179	546,491
CMS Energy Corp.	14,300	595,166
Consolidated Edison, Inc.	16,451	1,212,110
Dominion Resources, Inc.	33,304	2,550,753
DTE Energy Co.	9,987	983,819
NiSource, Inc.	16,900	374,166
Public Service Enterprise Group, Inc.	26,894	1,180,109
SCANA Corp.	7,800	571,584
Sempra Energy	13,598	1,368,503
WEC Energy Group, Inc.	16,633	975,525

		11,012,350

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	30,036	2,094,410
Apache Corp.	20,348	1,291,488
Cabot Oil & Gas Corp.	23,900	558,304
Chesapeake Energy Corp.*	34,700	243,594
Chevron Corp.	102,492	12,063,308
Cimarex Energy Co.	5,300	720,270
Concho Resources, Inc.*	8,000	1,060,800
ConocoPhillips	66,257	3,322,126
Devon Energy Corp.	27,400	1,251,358
EOG Resources, Inc.	30,900	3,123,990
EQT Corp.	9,600	627,840
Exxon Mobil Corp.	225,252	20,331,246
Hess Corp.	13,934	867,949
Kinder Morgan, Inc.	102,580	2,124,432

Marathon Oil Corp.	45,078	780,300
Marathon Petroleum Corp.	28,278	1,423,797
Murphy Oil Corp.	8,600	267,718
Newfield Exploration Co.*	10,700	433,350
Noble Energy, Inc.	23,200	882,992
Occidental Petroleum Corp.	40,776	2,904,474
ONEOK, Inc.	11,100	637,251
Phillips 66	23,728	2,050,336
Pioneer Natural Resources Co.	9,100	1,638,637
Range Resources Corp.	10,000	343,600
Southwestern Energy Co.*	22,200	240,204
Spectra Energy Corp.	37,284	1,532,000
Tesoro Corp.	6,500	568,425
Valero Energy Corp.	24,900	1,701,168
Williams Cos., Inc. (The)	35,592	1,108,335

		66,193,702

Personal Products — 0.1%
Coty, Inc. (Class A Stock)	24,200	443,102
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,100	925,529

		1,368,631

Pharmaceuticals — 4.9%
Allergan PLC*	20,495	4,304,155
Bristol-Myers Squibb Co.	89,279	5,217,465
Eli Lilly & Co.	51,897	3,817,024
Endo International PLC*	9,200	151,524
Johnson & Johnson	147,569	17,001,424
Mallinckrodt PLC*	6,000	298,920
Merck & Co., Inc.	149,733	8,814,782
Mylan NV*	23,800	907,970
Perrigo Co. PLC	8,000	665,840
Pfizer, Inc.	329,523	10,702,907
Zoetis, Inc.	26,700	1,429,251

		53,311,262

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	1,900	230,508
Equifax, Inc.	6,530	772,042
Nielsen Holdings PLC	18,200	763,490
Robert Half International, Inc.	6,900	336,582
Verisk Analytics, Inc.*	8,500	689,945

		2,792,567

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	14,600	459,754

Road & Rail — 0.9%
CSX Corp.	49,818	1,789,961
JB Hunt Transport Services, Inc.	4,900	475,643
Kansas City Southern	6,000	509,100
Norfolk Southern Corp.	15,911	1,719,502
Ryder System, Inc.	2,821	209,995
Union Pacific Corp.	44,516	4,615,419

		9,319,620

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	16,500	1,198,230
Applied Materials, Inc.	58,388	1,884,181
Broadcom Ltd.	21,529	3,805,681

First Solar, Inc.*(a)	3,800	121,942
Intel Corp.	257,288	9,331,836
KLA-Tencor Corp.	8,220	646,750
Lam Research Corp.	8,862	936,979
Linear Technology Corp.	12,700	791,845
Microchip Technology, Inc.(a)	11,200	718,480
Micron Technology, Inc.*	55,816	1,223,487
NVIDIA Corp.(a)	28,900	3,084,786
Qorvo, Inc.*	6,471	341,216
QUALCOMM, Inc.	80,200	5,229,040
Skyworks Solutions, Inc.	10,300	768,998
Texas Instruments, Inc.	54,452	3,973,362
Xilinx, Inc.	13,500	814,995

		34,871,808

Software — 4.2%
Activision Blizzard, Inc.	35,500	1,281,905
Adobe Systems, Inc.*	26,640	2,742,588
Autodesk, Inc.*	10,420	771,184
CA, Inc.	15,858	503,809
Citrix Systems, Inc.*	8,700	776,997
Electronic Arts, Inc.*	16,500	1,299,540
Intuit, Inc.	13,400	1,535,774
Microsoft Corp.	422,212	26,236,254
Oracle Corp.	162,740	6,257,353
Red Hat, Inc.*	9,700	676,090
salesforce.com, inc.*	34,300	2,348,178
Symantec Corp.	31,617	755,330

		45,185,002

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	4,050	684,936
AutoNation, Inc.*	3,623	176,259
AutoZone, Inc.*	1,610	1,271,562
Bed Bath & Beyond, Inc.	8,300	337,312
Best Buy Co., Inc.	14,300	610,181
CarMax, Inc.*(a)	10,400	669,656
Foot Locker, Inc.	7,300	517,497
Gap, Inc. (The)	11,413	256,108
Home Depot, Inc. (The)	65,484	8,780,095
L. Brands, Inc.	12,722	837,616
Lowe’s Cos., Inc.	46,996	3,342,356
O’Reilly Automotive, Inc.*	5,200	1,447,732
Ross Stores, Inc.	21,400	1,403,840
Signet Jewelers Ltd.	3,600	339,336
Staples, Inc.	32,925	297,971
Tiffany & Co.	6,000	464,580
TJX Cos., Inc. (The)	34,764	2,611,819
Tractor Supply Co.	6,800	515,508
Ulta Salon Cosmetics & Fragrance, Inc.*	3,120	795,413
Urban Outfitters, Inc.*	4,500	128,160

		25,487,937

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	288,938	33,464,799
Hewlett Packard Enterprise Co.	88,002	2,036,366
HP, Inc.	89,902	1,334,146
NetApp, Inc.	14,800	521,996
Seagate Technology PLC(a)	15,000	572,550
Western Digital Corp.	15,825	1,075,309

		39,005,166

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	14,300	500,786
Hanesbrands, Inc.	18,500	399,045
Michael Kors Holdings Ltd.*	8,800	378,224
NIKE, Inc. (Class B Stock)	71,504	3,634,548
PVH Corp.	4,600	415,104
Ralph Lauren Corp.	3,300	298,056
Under Armour, Inc. (Class A Stock)*(a)	9,600	278,880
Under Armour, Inc. (Class C Stock)*	9,667	243,318
VF Corp.	17,936	956,886

		7,104,847

Tobacco — 1.6%
Altria Group, Inc.	104,879	7,091,918
Philip Morris International, Inc.	83,279	7,619,196
Reynolds American, Inc.	44,432	2,489,969

		17,201,083

Trading Companies & Distributors — 0.2%
Fastenal Co.	15,100	709,398
United Rentals, Inc.*	4,500	475,110
W.W. Grainger, Inc.(a)	3,154	732,516

		1,917,024

Water Utilities — 0.1%
American Water Works Co., Inc.	9,400	680,184

TOTAL COMMON STOCKS (cost $365,609,994)		1,039,534,079

EXCHANGE TRADED FUND — 0.2%
Exchange Traded Fund
iShares Core S&P 500 ETF (cost $2,610,234)	12,600	2,834,874

TOTAL LONG-TERM INVESTMENTS (cost $368,220,228)		1,042,368,953

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUNDS — 4.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(c)	37,161,766	37,161,766
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $8,198,067; includes $8,192,838 of cash collateral for securities on loan)(c)(d)	8,197,376	8,199,015

TOTAL AFFILIATED MUTUAL FUNDS (cost $45,359,833)		45,360,781

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.529%, 03/16/17 (cost $1,798,076)(e)(f)	1,800	1,798,200

TOTAL SHORT-TERM INVESTMENTS (cost $47,157,909)	47,158,981

TOTAL INVESTMENTS — 100.8% (cost $415,378,137)(g)	1,089,527,934
Liabilities in excess of other assets(h) — (0.8)%	(8,750,465)

NET ASSETS — 100.0%	$1,080,777,469

The following abbreviations are used in quarterly schedule of portfolio holdings.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $8,015,533; cash collateral of $8,192,838 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolio 2 — Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$423,443,305

Appreciation	676,704,162
Depreciation	(10,619,533)

Net Unrealized Appreciation	$666,084,629

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
96	S&P 500 E-Mini	Mar. 2017	$10,853,679	$10,733,760	$(119,919)
48	S&P 500 Index	Mar. 2017	27,083,215	26,834,400	(248,815)

					$(368,734)

A U.S. Treasury Obligation with a market value of $1,798,200 has been segregated with UBS AG to cover requirements for open futures contracts at December 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,176,095	$—	$—
Air Freight & Logistics	7,868,705	—	—
Airlines	6,613,520	—	—
Auto Components	1,837,164	—	—
Automobiles	5,625,362	—	—
Banks	70,055,711	—	—
Beverages	21,490,932	—	—
Biotechnology	28,607,637	—	—
Building Products	3,355,800	—	—
Capital Markets	29,388,824	—	—
Chemicals	21,535,332	—	—
Commercial Services & Supplies	3,327,916	—	—
Communications Equipment	10,748,816	—	—
Construction & Engineering	1,020,004	—	—
Construction Materials	1,688,950	—	—
Consumer Finance	8,714,049	—	—
Containers & Packaging	3,330,340	—	—
Distributors	1,285,992	—	—
Diversified Consumer Services	232,659	—	—
Diversified Financial Services	17,091,423	—	—
Diversified Telecommunication Services	27,686,152	—	—
Electric Utilities	20,270,291	—	—
Electrical Equipment	5,613,905	—	—
Electronic Equipment, Instruments & Components	3,933,088	—	—
Energy Equipment & Services	12,159,432	—	—
Equity Real Estate Investment Trusts (REITs)	29,435,964	—	—
Food & Staples Retailing	21,511,337	—	—
Food Products	16,646,223	—	—
Health Care Equipment & Supplies	25,607,358	—	—
Health Care Providers & Services	27,619,002	—	—
Health Care Technology	748,446	—	—
Hotels, Restaurants & Leisure	16,308,675	—	—
Household Durables	4,928,404	—	—
Household Products	18,898,537	—	—
Independent Power & Renewable Electricity Producers	585,824	—	—
Industrial Conglomerates	26,626,189	—	—
Insurance	28,866,668	—	—
Internet & Direct Marketing Retail	23,861,577	—	—
Internet Software & Services	44,291,808	—	—
IT Services	38,227,970	—	—
Leisure Products	931,870	—	—
Life Sciences Tools & Services	6,406,572	—	—
Machinery	15,385,741	—	—
Media	31,583,253	—	—
Metals & Mining	2,875,854	—	—
Multiline Retail	5,617,771	—	—
Multi-Utilities	11,012,350	—	—
Oil, Gas & Consumable Fuels	66,193,702	—	—
Personal Products	1,368,631	—	—
Pharmaceuticals	53,311,262	—	—
Professional Services	2,792,567	—	—
Real Estate Management & Development	459,754	—	—
Road & Rail	9,319,620	—	—
Semiconductors & Semiconductor Equipment	34,871,808	—	—
Software	45,185,002	—	—
Specialty Retail	25,487,937	—	—
Technology Hardware, Storage & Peripherals	39,005,166	—	—
Textiles, Apparel & Luxury Goods	7,104,847	—	—
Tobacco	17,201,083	—	—
Trading Companies & Distributors	1,917,024	—	—

Water Utilities	680,184	—	—
Exchange Traded Fund	2,834,874	—	—
Affiliated Mutual Funds	45,360,781	—	—
U.S. Treasury Obligation	—	1,798,200	—
Other Financial Instruments*
Futures Contracts	(368,734)	—	—

Total	$1,087,361,000	$1,798,200	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of December 31, 2016 categorized by risk exposure:

Derivative Fair Value at 12/31/16
Equity Contracts	$(368,734)

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 15, 2017

*	Print the name and title of each signing officer under his or her signature.